GPS FUNDS II

GuideMark® Opportunistic Fixed Income Fund
(the “Fund”)

Institutional Shares (GIOFX)
Service Shares (GMIFX)

SUPPLEMENT TO THE PROSPECTUS
DATED JULY 31, 2020

The date of this Supplement is August 5, 2020

Effective immediately, the Prospectus is amended as follows:

1.	The following information is hereby added to the table under “Investment Advisor and Sub-Advisors—Portfolio Managers” in the Summary Section of the Prospectus for the Fund:

Portfolio Manager	Position with DoubleLine	Length of Service to the Fund
Ken Shinoda	Portfolio Manager	Since July 31, 2020

2.
The following information is hereby added to the end of the section of the Prospectus under “Management of the Funds—Sub-Advisors and Portfolio Managers—Opportunistic Fixed Income Fund—DoubleLine Capital LP”:

•	Ken Shinoda
Portfolio Manager
Mr. Shinoda joined DoubleLine in 2009. He is the Chairman of the firm’s Structured Products Committee and is a portfolio manager overseeing the Non-Agency Residential Mortgage-Backed Securities (RMBS) group. Mr. Shinoda is a permanent member of the firm’s Fixed Income Asset Allocation Committee, and is a CFA charterholder.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GPS FUNDS II

GuideMark® Opportunistic Fixed Income Fund
(the “Fund”)

Institutional Shares (GIOFX)
Service Shares (GMIFX)

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2020

The date of this Supplement is August 5, 2020

Effective immediately, the Statement of Additional Information is amended as follows:

1.	The first sentence under “Investment Advisor and Sub-Advisors—The Sub-Advisors—GPS Funds II—DoubleLine Capital LP (“DoubleLine”)—Other Accounts Managed” is hereby replaced with the following:

As of March 31, 2020, in addition to the Opportunistic Fixed Income Fund, portfolio managers Jeffrey E. Gundlach, Andrew Hsu and Ken Shinoda were responsible for the day-to-day management of certain other accounts, as follows:

2.	The following information is hereby added to the table under “Investment Advisor and Sub-Advisors—The Sub-Advisors—GPS Funds II—DoubleLine Capital LP (“DoubleLine”)—Other Accounts Managed”:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Ken Shinoda*
Registered Investment Companies	1	$70.2 million	0	$0
Other Pooled Investment Vehicles	3	$653.1 million	1	$554.3 million
Other Accounts	13	$869.4 million	0	$0
*Mr. Shinoda was added as a portfolio manager of the Opportunistic Income Fund as of July 31, 2020.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE